Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 12.0%
634,213		Activision Blizzard, Inc.	$ 51,339,542	1.8
86,875	(1)	Alphabet, Inc. - Class A	127,324,000	4.4
1,155,622		Comcast Corp. – Class A	53,459,074	1.8
1,644,056		Interpublic Group of Cos., Inc.	27,406,414	0.9
1,187,550	(2)	ViacomCBS, Inc. - Class B	33,263,275	1.2
435,769		Walt Disney Co.	54,070,218	1.9
			346,862,523	12.0

		Consumer Discretionary: 10.7%
25,064	(1)	Amazon.com, Inc.	78,919,769	2.7
299,304		Best Buy Co., Inc.	33,309,542	1.2
266,475		Darden Restaurants, Inc.	26,844,691	0.9
387,805		Hasbro, Inc.	32,079,230	1.1
760,765		Las Vegas Sands Corp.	35,497,295	1.2
530,497		Nike, Inc. - Class B	66,598,593	2.3
648,106		TJX Cos., Inc.	36,067,099	1.3
			309,316,219	10.7

		Consumer Staples: 7.9%
240,825		Constellation Brands, Inc.	45,638,746	1.6
532,431		Philip Morris International, Inc.	39,927,001	1.4
427,943		Procter & Gamble Co.	59,479,798	2.0
677,720		Sysco Corp.	42,167,738	1.4
309,074		Walmart, Inc.	43,242,543	1.5
			230,455,826	7.9

		Energy: 2.1%
376,442		Chevron Corp.	27,103,824	0.9
490,995		Concho Resources, Inc./Midland TX	21,662,699	0.8
256,946		Valero Energy Corp.	11,130,901	0.4
			59,897,424	2.1

		Financials: 9.7%
1,143,609		American International Group, Inc.	31,483,556	1.1
653,531		Apollo Global Management, Inc.	29,245,512	1.0
664,063		Citigroup, Inc.	28,627,756	1.0
181,206		Goldman Sachs Group, Inc.	36,416,970	1.2
842,233		Hartford Financial Services Group, Inc.	31,044,708	1.1
587,261		Intercontinental Exchange, Inc.	58,755,463	2.0
987,659		Truist Financial Corp.	37,580,425	1.3
811,888		US Bancorp	29,106,185	1.0
			282,260,575	9.7

		Health Care: 13.7%
578,429	(1)	Alcon, Inc.	32,941,531	1.1
19,834	(1)	Biogen, Inc.	5,626,509	0.2
849,858		Bristol-Myers Squibb Co.	51,237,939	1.8
212,056		Cigna Corp.	35,924,407	1.3
468,283		Johnson & Johnson	69,717,973	2.4
670,178		Medtronic PLC	69,644,898	2.4
377,746		Novartis AG ADR	32,848,792	1.1
138,546		Thermo Fisher Scientific, Inc.	61,170,830	2.1
271,902		Zimmer Biomet Holdings, Inc.	37,016,738	1.3
			396,129,617	13.7

		Industrials: 8.4%
175,421		Cummins, Inc.	37,041,898	1.3
155,664		L3Harris Technologies, Inc.	26,437,974	0.9
240,461		Norfolk Southern Corp.	51,456,250	1.8
187,221		Old Dominion Freight Line	33,872,023	1.2
615,508		Raytheon Technologies Corp.	35,416,330	1.2
511,240		Timken Co.	27,719,433	0.9
182,792	(1)	United Rentals, Inc.	31,897,204	1.1
			243,841,112	8.4

		Information Technology: 26.2%
205,325	(1)	Adobe, Inc.	100,697,540	3.5
655,334		Apple, Inc.	75,894,230	2.6
197,731		Broadcom, Inc.	72,037,358	2.5
483,081	(1)	Fiserv, Inc.	49,781,497	1.7
2,544,329		HP, Inc.	48,316,808	1.7
227,765		Intuit, Inc.	74,299,221	2.5
941,579		Microsoft Corp.	198,042,311	6.8
311,171		MKS Instruments, Inc.	33,989,208	1.2
388,749		Motorola Solutions, Inc.	60,959,731	2.1
369,931		NXP Semiconductor NV - NXPI - US	46,171,088	1.6
			760,188,992	26.2

		Materials: 2.8%
100,807		Air Products & Chemicals, Inc.	30,026,373	1.0
704,835		CF Industries Holdings, Inc.	21,645,483	0.8
382,217		Eastman Chemical Co.	29,858,792	1.0
			81,530,648	2.8

		Real Estate: 2.7%
508,556		ProLogis, Inc.	51,170,905	1.8
4,186,170		VEREIT, Inc.	27,210,105	0.9
			78,381,010	2.7

		Utilities: 2.9%
328,491		Entergy Corp.	32,366,218	1.1
644,483		Exelon Corp.	23,046,712	0.8
104,277		NextEra Energy, Inc.	28,943,124	1.0
			84,356,054	2.9

	Total Common Stock
	(Cost $2,347,306,151)		2,873,220,000	99.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	$ –	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $2,347,306,151)		2,873,220,000	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.0%
1,265,465	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,265,470, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $1,290,774, due 09/01/29-02/20/69)	1,265,465	0.1
2,241,289	(6)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $2,241,304, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $2,353,353, due 08/10/21-08/21/40)	2,241,289	0.1
2,447,266	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $2,447,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $2,496,211, due 10/25/20-06/20/69)	2,447,266	0.1
2,392,350	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,392,358, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $2,440,207, due 10/08/20-08/15/50)	2,392,350	0.1
1,700,781	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,700,787, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $1,734,803, due 02/15/21-07/20/70)	1,700,781	0.1
6,807,121	(6)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $6,807,147, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $6,943,263, due 10/01/20-09/09/49)	6,807,121	0.2
6,452,132	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $6,452,146, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $6,581,175, due 10/27/20-07/15/61)	6,452,132	0.2

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,156,481	(6)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,156,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,179,611, due 06/01/26-02/15/60)	$ 1,156,481	0.0
3,088,502	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $3,088,520, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,158,728, due 04/15/22-02/15/46)	3,088,502	0.1

	Total Repurchase Agreements
	(Cost $27,551,387)		27,551,387	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 0.8%
565,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	565,000	0.0
22,953,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	22,953,000	0.8
565,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	565,000	0.0
	Total Mutual Funds
	(Cost $24,083,000)		24,083,000	0.8

	Total Short-Term Investments
	(Cost $51,634,387)		51,634,387	1.8

	Total Investments in Securities (Cost $2,398,940,538)		$ 2,924,854,387	100.9
	Liabilities in Excess of Other Assets		(26,972,479)	(0.9)
	Net Assets		$ 2,897,881,908	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$2,873,220,000	$–	$–	$2,873,220,000
Other	–	–	–	–
Short-Term Investments	24,083,000	27,551,387	–	51,634,387
Total Investments, at fair value	$2,897,303,000	$27,551,387	$–	$2,924,854,387

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,401,192,935.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$595,894,122
Gross Unrealized Depreciation	(72,232,670)
Net Unrealized Appreciation	$523,661,452